                                                               NATIONWIDE(R) VLI
                                                               Separate Account

                                                                   Annual Report

                                                                December 31,2002

--------------------------------------------------------------------------------

                               Investment/Life(R)
                                      VAN KAMPEN/
                NATIONWIDE LIFE INSURANCE COMPANY
                                    VLO-185-12/02

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VLI Separate Account.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.

                               /s/ Joseph J.Gasper
                           --------------------------
                           Joseph J.Gasper, President
                                February 24, 2003

                                        3

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 14. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                                        4

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                         NATIONWIDE VLI SEPARATE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:

   Investments in Van Kampen Life Investment Trust, at fair value:

      Van Kampen LIT - Emerging Growth Fund (VKEmGr)
         128,494 shares (cost $3,954,247) ........................   $ 2,452,951

      Van Kampen LIT - Enterprise Fund (VKEnt)
         2,666,574 shares (cost $43,355,398) .....................    27,945,695

      Van Kampen LIT - Government Fund (VKGov)
         4,578,696 shares (cost $40,733,714) .....................    44,962,793

      Van Kampen LIT - Money Market Fund (VKMMkt)
         6,761,064 shares (cost $6,761,064) ......................     6,761,064

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         102,468 shares (cost $1,305,878) ........................     1,160,960
                                                                     -----------

            Total Investments ....................................    83,283,463

   Accounts Receivable ...........................................        12,706
                                                                     -----------

            Total Assets .........................................    83,296,169

Accounts Payable .................................................            --
                                                                     -----------

Contract Owners' Equity (note 7) .................................   $83,296,169
                                                                     ===========

See accompanying notes to financial statements.

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                                        5

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================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total        VKAAlloc     VKDomInc      VKEmGr        VKEnt
                                                       ------------   -----------   ----------   ----------   -----------
   Reinvested dividends.............................   $  2,894,067       714,250       93,732        8,596        89,432
   Mortality and expense risk charges (note 3)......       (450,769)      (31,993)      (2,140)     (12,818)     (142,270)
                                                       ------------   -----------   ----------   ----------   -----------
      Net investment income (loss)..................      2,443,298       682,257       91,592       (4,222)      (52,838)
                                                       ------------   -----------   ----------   ----------   -----------

   Proceeds from mutual fund shares sold............     34,325,158    20,146,580    1,449,069      855,009     4,595,434
   Cost of mutual fund shares sold..................    (40,740,244)  (24,201,467)  (1,545,422)  (1,529,458)   (5,839,031)
                                                       ------------   -----------   ----------   ----------   -----------
      Realized gain (loss) on investments...........     (6,415,086)   (4,054,887)     (96,353)    (674,449)   (1,243,597)
   Change in unrealized gain (loss)
      on investments................................     (4,498,442)    2,804,555         (593)    (349,818)   (9,263,429)
                                                       ------------   -----------   ----------   ----------   -----------
      Net gain (loss) on investments................    (10,913,528)   (1,250,332)     (96,946)  (1,024,267)  (10,507,026)
                                                       ------------   -----------   ----------   ----------   -----------
   Reinvested capital gains ........................        159,551       123,683           --           --            --
                                                       ------------   -----------   ----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........   $ (8,310,679)     (444,392)      (5,354)  (1,028,489)  (10,559,864)
                                                       ============   ===========   ==========   ==========   ===========

Investment activity:                                    VKGlobEq       VKGov       VKMMkt     VKUSRealEst
                                                       ----------   ----------   ----------   -----------
   Reinvested dividends.............................        5,248    1,858,345       86,890    $  37,574
   Mortality and expense risk charges (note 3)......       (1,364)    (216,977)     (37,750)      (5,457)
                                                       ----------   ----------   ----------    ---------
      Net investment income (loss)..................        3,884    1,641,368       49,140       32,117
                                                       ----------   ----------   ----------    ---------

   Proceeds from mutual fund shares sold............    1,161,282    3,232,942    2,282,611      602,231
   Cost of mutual fund shares sold..................   (1,680,435)  (3,092,065)  (2,282,611)    (569,755)
                                                       ----------   ----------   ----------    ---------
      Realized gain (loss) on investments...........     (519,153)     140,877           --       32,476
   Change in unrealized gain (loss)
      on investments................................      486,519    1,994,106           --     (169,782)
                                                       ----------   ----------   ----------    ---------
      Net gain (loss) on investments................      (32,634)   2,134,983           --     (137,306)
                                                       ----------   ----------   ----------
   Reinvested capital gains ........................        7,167           --           --       28,701
                                                       ----------   ----------   ----------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations...........      (21,583)   3,776,351       49,140    $ (76,488)
                                                       ==========   ==========   ==========    =========

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
Years Ended December 31,2002 and 2001

                                                                Total                       VKAAlloc                VKDomInc
                                                      -------------------------   ------------------------   ----------------------
Investment activity:                                     2002          2001          2002          2001         2002        2001
                                                      -----------   -----------   -----------   ----------   ----------   ---------
   Net investment income (loss)....................   $ 2,443,298     3,061,541       682,257      750,422       91,592      79,341
   Realized gain (loss) on investments.............    (6,415,086)   (1,948,348)   (4,054,887)    (292,297)     (96,353)    (31,365)
   Change in unrealized gain (loss)
      on investments...............................    (4,498,442)   (9,438,683)    2,804,555   (1,107,747)        (593)     64,938
   Reinvested capital gains........................       159,551     2,065,134       123,683      159,760           --          --
                                                      -----------   -----------   -----------   ----------   ----------   ---------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations...................................    (8,310,679)   (6,260,356)     (444,392)    (489,862)      (5,354)    112,914
                                                      -----------   -----------   -----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).....................         3,857        56,334         8,866       16,340           (5)        (45)
   Transfers between funds.........................            --            --   (18,531,499)    (131,085)  (1,134,472)     65,554
   Surrenders (note 6).............................    (8,044,716)   (6,492,672)     (572,112)  (1,321,297)           2    (100,814)
   Death benefits (note 4).........................    (1,795,365)   (2,226,952)           --     (584,644)          --     (12,404)
   Policy loans (net of repayments) (note 5).......     4,577,297     2,207,484      (304,227)     122,451      (91,348)    (29,240)
   Deductions for surrender charges
      (note 2d)....................................            --            --            --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)............................      (861,686)     (610,797)      (57,721)    (161,524)     (38,128)    (20,801)
                                                      -----------   -----------   -----------   ----------   ----------   ---------
         Net equity transactions...................    (6,120,613)   (7,066,603)  (19,456,693)  (2,059,759)  (1,263,951)    (97,750)
                                                      -----------   -----------   -----------   ----------   ----------   ---------

Net change in contract owners' equity..............   (14,431,292)  (13,326,959)  (19,901,085)  (2,549,621)  (1,269,305)     15,164
Contract owners'equity beginning
   of period.......................................    97,727,461   111,054,420    19,901,085   22,450,706    1,269,305   1,254,141
                                                      -----------   -----------   -----------   ----------   ----------   ---------
Contract owners'equity end of period...............   $83,296,169    97,727,461            --   19,901,085           --   1,269,305
                                                      ===========   ===========   ===========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units.................................     3,405,314     3,635,896       580,720      641,802       52,128      56,426
                                                      -----------   -----------   -----------   ----------   ----------   ---------
   Units purchased.................................       756,372       123,042         2,345       10,557          305       3,013
   Units redeemed..................................      (998,875)     (353,624)     (583,065)     (71,639)     (52,433)     (7,311)
                                                      -----------   -----------   -----------   ----------   ----------   ---------
   Ending units....................................     3,162,811     3,405,314            --      580,720           --      52,128
                                                      ===========   ===========   ===========   ==========   ==========   =========

                                                               VKEmGr
                                                      -----------------------
Investment activity:                                     2002       2001
                                                      ----------   ----------
   Net investment income (loss)....................       (4,222)     (17,087)
   Realized gain (loss) on investments.............     (674,449)  (1,742,356)
   Change in unrealized gain (loss)
      on investments...............................     (349,818)     (30,661)
   Reinvested capital gains........................           --           --
                                                      ----------   ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations...................................   (1,028,489)  (1,790,104)
                                                      ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).....................       (2,155)      11,294
   Transfers between funds.........................      356,355     (71,980)
   Surrenders (note 6).............................     (391,380)    (335,411)
   Death benefits (note 4)                                    --      (88,351)
   Policy loans (net of repayments) (note 5).......      511,356      353,775
   Deductions for surrender charges
      (note 2d)....................................           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)............................     (335,024)    (260,740)
                                                      ----------   ----------
         Net equity transactions...................      139,152     (391,413)
                                                      ----------   ----------

Net change in contract owners' equity..............     (889,337)  (2,181,517)
Contract owners'equity beginning
   of period.......................................    3,342,265    5,523,782
                                                      ----------   ----------
Contract owners'equity end of period...............    2,452,928    3,342,265
                                                      ==========   ==========

CHANGES IN UNITS:
   Beginning units.................................      121,757      137,175
                                                      ----------   ----------
   Units purchased.................................       27,411        7,027
   Units redeemed..................................      (16,108)     (22,445)
                                                      ----------   ----------
   Ending units....................................      133,060      121,757
                                                      ==========   ==========

                                                                     (Continued)

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NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                  VKEnt                   VKGlobEq
                                                       -------------------------   ----------------------
Investment activity:                                       2002          2001         2002        2001
                                                       ------------   ----------   ----------   ---------
   Net investment income (loss).....................   $    (52,838)     (77,955)       3,884      (6,177)
   Realized gain (loss) on investments..............     (1,243,597)     105,413     (519,153)    (26,932)
   Change in unrealized gain (loss)
      on investments................................     (9,263,429)  (8,578,568)     486,519    (207,745)
   Reinvested capital gains.........................             --    1,875,415        7,167      25,720
                                                       ------------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.................................    (10,559,864)  (6,675,695)     (21,583)   (215,134)
                                                       ------------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................         10,230       16,855        4,397         129
   Transfers between funds..........................     17,501,839     (228,326)  (1,079,549)     51,558
   Surrenders (note 6)..............................     (2,040,282)  (1,945,341)     (25,815)    (54,979)
   Death benefits (note 4)..........................       (655,457)    (477,107)          --     (82,484)
   Policy loans (net of repayments) (note 5)........        656,846      328,317        2,016      29,389
   Deductions for surrender charges
      (note 2d).....................................             --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).............................       (206,678)     (56,064)     (13,144)    (18,429)
                                                       ------------   ----------   ----------   ---------
         Net equity transactions....................     15,266,498   (2,361,666)  (1,112,095)    (74,816)
                                                       ------------   ----------   ----------   ---------

Net change in contract owners' equity...............      4,706,634   (9,037,361)  (1,133,678)   (289,950)
Contract owners' equity beginning
   of period........................................     23,301,405   32,338,766    1,133,678   1,423,628
                                                       ------------   ----------   ----------   ---------
Contract owners' equity end of period...............   $ 28,008,039   23,301,405           --   1,133,678
                                                       ============   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units..................................        614,371      675,166       73,605      78,201
                                                       ------------   ----------   ----------   ---------
   Units purchased..................................        535,023       15,196          862       4,197
   Units redeemed...................................        (99,603)     (75,991)     (74,467)     (8,793)
                                                       ------------   ----------   ----------   ---------
   Ending units.....................................      1,049,791      614,371           --      73,605
                                                       ============   ==========   ==========   =========

                                                                VKGov                   VKMMkt
                                                       -----------------------   ---------------------
Investment activity:                                      2002         2001        2002        2001
                                                       ----------   ----------   ---------   ---------
   Net investment income (loss).....................    1,641,368    2,105,086      49,140     212,420
   Realized gain (loss) on investments..............      140,877       31,028          --          --
   Change in unrealized gain (loss)
      on investments................................    1,994,106      403,872          --          --
   Reinvested capital gains.........................           --           --          --          --
                                                       ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.................................    3,776,351    2,539,986      49,140     212,420
                                                       ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................      (18,168)           1          16      11,829
   Transfers between funds..........................    1,597,469      373,850     375,917    (127,196)
   Surrenders (note 6)..............................   (3,850,531)  (2,457,193)   (975,852)   (248,583)
   Death benefits (note 4)..........................   (1,033,653)    (847,256)   (106,255)   (134,706)
   Policy loans (net of repayments) (note 5)........    3,017,483    1,403,231     742,734      (7,170)
   Deductions for surrender charges
      (note 2d).....................................           --           --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).............................      (63,925)      46,257    (125,880)   (130,098)
                                                       ----------   ----------   ---------   ---------
         Net equity transactions....................     (351,325)  (1,481,110)    (89,320)   (635,924)
                                                       ----------   ----------   ---------   ---------

Net change in contract owners' equity...............    3,425,026    1,058,876     (40,180)   (423,504)
Contract owners' equity beginning
   of period........................................   41,504,908   40,446,032   6,784,485   7,207,989
                                                       ----------   ----------   ---------   ---------
Contract owners' equity end of period...............   44,929,934   41,504,908   6,744,305   6,784,485
                                                       ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units..................................    1,600,386    1,659,184     339,464     367,062
                                                       ----------   ----------   ---------   ---------
   Units purchased..................................      106,909       55,454      42,251      23,129
   Units redeemed...................................     (118,007)    (114,252)    (45,927)    (50,727)
                                                       ----------   ----------   ---------   ---------
   Ending units.....................................    1,589,288    1,600,386     335,788     339,464
                                                       ==========   ==========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            VKUSRealEst
                                                       --------------------
Investment activity:                                      2002       2001
                                                       ----------   -------
   Net investment income (loss).....................   $   32,117    15,491
   Realized gain (loss) on investments..............       32,476     8,161
   Change in unrealized gain (loss)
      on investments................................     (169,782)   17,228
   Reinvested capital gains.........................       28,701     4,239
                                                       ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.................................      (76,488)   45,119
                                                       ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................          676       (69)
   Transfers between funds..........................      913,940    67,625
   Surrenders (note 6)..............................     (188,746)  (29,054)
   Death benefits (note 4)..........................           --        --
   Policy loans (net of repayments) (note 5)........       42,437     6,731
   Deductions for surrender charges
      (note 2d).....................................           --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).............................      (21,186)   (9,398)
                                                       ----------   -------
         Net equity transactions....................      747,121    35,835
                                                       ----------   -------

Net change in contract owners'equity................      670,633    80,954
Contract owners' equity beginning
   of period........................................      490,330   409,376
                                                       ----------   -------
Contract owners' equity end of period...............   $1,160,963   490,330
                                                       ==========   =======

CHANGES IN UNITS:
   Beginning units..................................       22,883    20,880
                                                       ----------   -------
   Units purchased..................................       41,266     4,469
   Units redeemed...................................       (9,265)   (2,466)
                                                       ----------   -------
   Ending units.....................................       54,884    22,883
                                                       ==========   =======

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage com-munity; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds as of December 31, 2002;
              Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
                Van Kampen LIT - Emerging Growth Fund (VKEmGr)
                Van Kampen LIT - Enterprise Fund (VKEnt)
                Van Kampen LIT - Government Fund (VKGov)
                Van Kampen LIT - Money Market Fund (VKMMkt)
              Fund of the Van Kampen Universal Institutional Funds, Inc.(Van Kampen UIF);
                Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
                  (formerly Van Kampen LIT - Morgan Stanley Real Estate
                   Securities Portfolio)

          At December 31, 2002, contract owners have invested in all of the above funds.

          Effective in April, 2002, due to the liquidating of underlying mutual fund assets at Van Kampen Life Investment Trust, the underlying sub account options were made unavailable in the Account:

              Van Kampen LIT - Asset Allocation Portfolio (VKAlloc); Van Kampen LIT - Domestic Income Fund (VKDomInc);
              Van Kampen LIT - Global Equity Fund (VKGlobEq).

          Contract owners were given 90 days to exchange their units from the above underlying sub account options to any other available sub account options in the Account. If instructions were not received from individual contractholders by the end of the 90-day notice period, the remaining units were transferred as follows:

              Van Kampen LIT - Asset Allocation Portfolio to Van Kampen LIT - Enterprise Fund (VKEnt);
              Van Kampen LIT - Domestic Income Fund to Van Kampen LIT - Government Fund (VKGov);
              Van Kampen LIT - Global Equity Fund to Van Kampen LIT -
              Money Market Fund(VKMMkt).

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS, Continued

     (c)  Administrative Charges

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

          Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

          Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $0.17 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          The above charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter (Reduced Fee). A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2002:

                                            Total    VKAAlloc   VKDomInc   VKEmGr    VKEnt
                                          --------   --------   --------   ------   -------
     Single Premium contracts issued
        on or after April 16, 1990 ....   $  4,618       196         13       120       394
     Multiple Payment and Flexible
        Premium contracts .............      1,898       279         --       286       967
     Reduced Fee ......................    444,253    31,518      2,127    12,412   140,909
                                          --------    ------      -----    ------   -------
           Total ......................   $450,769    31,993      2,140    12,818   142,270
                                          ========    ======      =====    ======   =======

                                          VKGlobEq    VKGov    VKMMkt   VKUSRealEst
                                          --------   -------   ------   -----------
     Single Premium contracts issued
        on or after April 16, 1990 ....    $   14        648    3,233         --
     Multiple Payment and Flexible
        Premium contracts .............        --        366       --         --
     Reduced Fee ......................     1,350    215,963   34,517      5,457
                                           ------    -------   ------      -----
           Total ......................    $1,364    216,977   37,750      5,457
                                           ======    =======   ======      =====

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $7,310,750 and $4,978,654, respectively, and total transfers from the Account to the fixed account were $2,616,570 and $2,771,169, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each year in the five year period ended December 31, 2002.

                                                   Contract                                             Investment
                                                    Expense                  Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
     Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)

        Van Kampen LIT - Asset Allocation Fund
           2001 ................................     0.50%      574,263   $34.355825     $19,729,279       4.05%       -2.09%
           2000 ................................     0.50%      632,194    35.088101      22,182,487       3.91%       -1.06%
           1999 ................................     0.50%      739,841    35.463700      26,237,499       3.40%        4.42%
           1998 ................................     0.50%      822,855    33.963724      27,947,220       0.10%       15.10%

        Van Kampen LIT - Domestic Income Fund
           2001 ................................     0.50%       51,720    24.359872       1,259,893       6.82%        9.42%
           2000 ................................     0.50%       54,417    22.262237       1,211,444       8.12%        5.60%
           1999 ................................     0.50%       59,529    21.081008       1,254,931       6.73%       -2.04%
           1998 ................................     0.50%       75,688    21.643457       1,638,150       0.31%        6.41%

        Van Kampen LIT - Emerging Growth Fund
           2002 ................................     0.50%      130,494    18.442857       2,406,682       0.30%      -32.82%
           2001 ................................     0.50%      121,395    27.453840       3,332,759       0.10%      -31.84%
           2000 ................................     0.50%      136,449    40.276202       5,495,647       0.00%      -10.60%
           1999 ................................     0.50%      154,492    45.052150       6,960,197       0.00%      103.36%
           1998 ................................     0.50%      136,620    22.153872       3,026,662       0.03%       36.87%

        Van Kampen LIT - Enterprise Fund
           2002 ................................     0.50%    1,043,372    26.710140      27,868,612       0.35%      -29.68%
           2001 ................................     0.50%      609,563    37.985117      23,154,322       0.19%      -20.82%
           2000 ................................     0.50%      668,728    47.973017      32,080,900       0.20%      -15.06%
           1999 ................................     0.50%      759,568    56.478127      42,898,978       0.28%       25.22%
           1998 ................................     0.50%      821,920    45.102754      37,070,856       0.09%       24.37%

        Van Kampen LIT - Global Equity Fund
           2001 ................................     0.50%       73,350    15.404703       1,129,935       0.00%      -15.39%
           2000 ................................     0.50%       77,932    18.207194       1,418,923       1.42%      -15.24%
           1999 ................................     0.50%       84,026    21.480044       1,804,882       0.22%       29.41%
           1998 ................................     0.50%       73,657    16.598552       1,222,600       1.13%       21.00%

        Van Kampen LIT - Government Fund
           2002 ................................     0.50%    1,581,163    28.300411      44,747,563       4.30%        9.07%
           2001 ................................     0.50%    1,595,659    25.947594      41,403,512       5.65%        6.38%
           2000 ................................     0.50%    1,654,064    24.390303      40,343,122       6.11%       11.85%
           1999 ................................     0.50%    1,829,463    21.806759      39,894,659       4.95%       -3.84%
           1998 ................................     0.50%    1,976,655    22.677874      44,826,333       1.01%        8.05%

                                                   Contract                                             Investment
                                                    Expense                  Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
        Van Kampen LIT - Money Market Fund
           2002 ................................     0.50%     318,016    $20.405966     $6,489,424        1.29%        0.72%
           2001 ................................     0.50%     322,892     20.261037      6,542,127        3.55%        3.17%
           2000 ................................     0.50%     366,218     19.638117      7,191,832        5.72%        5.55%
           1999 ................................     0.50%     358,251     18.606015      6,665,623        5.05%        4.12%
           1998 ................................     0.50%     425,955     17.870565      7,612,057        4.84%        4.51%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 ................................     0.50%      54,884     21.153029      1,160,963        4.55%       -1.28%
           2001 ................................     0.50%      22,883     21.427704        490,330        4.01%        9.29%
           2000 ................................     0.50%      20,880     19.606131        409,376        7.95%        4.17%
           1999 ................................     0.50%      22,446     15.386733        345,371        6.89%       -3.85%
           1998 ................................     0.50%      23,525     16.003545        376,483        0.17%      -12.06%

     Multiple Payment contracts and Flexible Premium contracts

        Van Kampen LIT - Asset Allocation Fund
           2001 ................................     0.80%       5,005     26.122489        130,743        4.05%       -2.38%
           2000 ................................     0.80%       4,894     26.759924        130,963        3.91%       -1.35%
           1999 ................................     0.80%       4,721     27.127166        128,067        3.40%        4.10%
           1998 ................................     0.80%       4,580     26.057831        119,345        0.10%       14.75%

        Van Kampen LIT - Emerging Growth Fund
           2002 ................................     0.80%       2,226     18.099781         40,290        0.30%      -33.02%

        Van Kampen LIT - Enterprise Fund
           2002 ................................     0.80%       5,022     21.115891        106,044        0.35%      -29.89%
           2001 ................................     0.80%       4,260     30.119826        128,310        0.19%      -21.06%
           2000 ................................     0.80%       4,199     38.154798        160,212        0.20%      -15.31%
           1999 ................................     0.80%       4,201     45.053542        189,270        0.28%       24.85%
           1998 ................................     0.80%       4,177     36.087220        150,736        0.09%       24.00%

        Van Kampen LIT - Government Fund
           2002 ................................     0.80%       3,005     20.410749         61,334        4.30%        8.74%

     Single Premium contracts issued prior to April 16, 1990 (policy years 1 through 10)

        Van Kampen LIT - Asset Allocation Fund
           1998 ................................     0.95%       3,396     33.558419        113,964        0.10%       14.58%

        Van Kampen LIT - Domestic Income Fund
           1998 ................................     0.95%           1     21.385098             21        0.31%        5.94%

        Van Kampen LIT - Emerging Growth Fund
           2002 ................................     0.95%          61     17.897336          1,092        0.30%      -33.12%
           2001 ................................     0.95%          61     26.762212          1,632        0.10%      -32.14%
           2000 ................................     0.95%          61     39.440156          2,406        0.00%      -11.00%
           1999 ................................     0.95%          61     44.315060          2,703        0.00%      102.45%
           1998 ................................     0.95%          61     21.889427          1,335        0.03%       36.26%

        Van Kampen LIT - Enterprise Fund
           1998 ................................     0.95%         216     44.564550          9,626        0.09%       23.81%

                                                                     (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract        Income       Total
                                                     Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
        Van Kampen LIT - Government Fund
           2002 ................................     0.95%      2,380     $27.462076      $ 65,360         4.30%        8.58%
           2001 ................................     0.95%      1,938      25.292479        49,017         5.65%        5.90%
           2000 ................................     0.95%      1,938      23.882288        46,284         6.11%       11.35%
           1999 ................................     0.95%        181      21.448313         3,882         4.95%       -4.27%
           1998 ................................     0.95%        836      22.405755        18,731         1.01%        7.56%

        Van Kampen LIT - Money Market Fund
           2001 ................................     0.95%        830      19.750753        16,393         3.55%        2.71%
           2000 ................................     0.95%        830      19.230324        15,961         5.72%        5.08%
           1998 ................................     0.95%         29      17.657225           512         4.84%        4.04%

     Single Premium contracts issued on or after April 16, 1990

        Van Kampen LIT - Asset Allocation Fund
           2001 ................................     1.30%      1,452      28.280541        41,063         4.05%       -2.87%
           2000 ................................     1.30%      4,714      29.116747       137,256         3.91%       -1.84%
           1999 ................................     1.30%      8,868      29.663447       263,055         3.40%        3.58%
           1998 ................................     1.30%      9,498      28.636938       271,994         0.10%       14.18%

        Van Kampen LIT - Domestic Income Fund
           2001 ................................     1.30%        408      23.069404         9,412         6.82%        8.55%
           2000 ................................     1.30%      2,009      21.253101        42,697         8.12%        4.77%
           1999 ................................     1.30%      2,038      20.286172        41,343         6.73%       -2.82%
           1998 ................................     1.30%      8,543      20.994729       179,358         0.31%        5.57%

        Van Kampen LIT - Emerging Growth Fund
           2002 ................................     1.30%        279      17.433772         4,864         0.30%      -33.36%
           2001 ................................     1.30%        301      26.160663         7,874         0.10%      -32.38%
           2000 ................................     1.30%        665      38.689993        25,729         0.00%      -11.31%
           1999 ................................     1.30%        223      43.623938         9,728         0.00%      101.74%
           1998 ................................     1.30%        380      21.623386         8,217         0.03%       35.78%

        Van Kampen LIT - Enterprise Fund
           2002 ................................     1.30%      1,397      23.896221        33,383         0.35%      -30.24%
           2001 ................................     1.30%        548      34.256946        18,773         0.19%      -21.46%
           2000 ................................     1.30%      2,239      43.614811        97,654         0.20%      -15.73%
           1999 ................................     1.30%      2,231      51.757655       115,471         0.28%       24.22%
           1998 ................................     1.30%      4,017      41.664754       167,367         0.09%       23.38%

        Van Kampen LIT - Global Equity Fund
           2001 ................................     1.30%        255      14.679267         3,743         0.00%      -16.07%
           2000 ................................     1.30%        269      17.490153         4,705         1.42%      -15.91%
           1999 ................................     1.30%        278      20.798972         5,782         0.22%       28.38%
           1998 ................................     1.30%        486      16.201187         7,874         1.13%       20.04%

                                                   Contract                                             Investment
                                                   Expense                   Unit         Contract       Income        Total
                                                    Rate*       Units     Fair Value   Owners' Equity    Ratio**     Return***
                                                   --------   ---------   ----------   --------------   ----------   ---------
        Van Kampen LIT - Government Fund
           2002 ................................     1.30%       2,740    $20.320238      $ 55,677         4.30%        8.20%
           2001 ................................     1.30%       2,789     18.780467        52,379         5.65%        5.53%
           2000 ................................     1.30%       3,182     17.795847        56,626         6.11%       10.96%
           1999 ................................     1.30%       1,452     16.037897        23,287         4.95%       -4.61%
           1998 ................................     1.30%       1,485     16.812584        24,967         1.01%        6.83%

        Van Kampen LIT - Money Market Fund
           2002 ................................     1.30%      17,772     14.341737       254,881         1.29%       -0.09%
           2001 ................................     1.30%      15,742     14.354254       225,965         3.55%        2.35%
           2000 ................................     1.30%          14     14.025288           196         5.72%        4.71%
           1999 ................................     1.30%       3,607     13.394302        48,313         5.05%        3.29%
           1998 ................................     1.30%       5,428     12.968170        70,391         4.84%        3.67%

        Van Kampen UIF - U.S.Real Estate Portfolio
           1999 ................................     1.30%          92     14.898574         1,371         6.89%       -4.62%
           1998 ................................     1.30%          94     15.620311         1,468         0.17%      -12.76%
                                                                                          --------

Contract Owners' Equity Total By Year

   2002 .........................................................   $ 83,296,169
                                                                    ============

   2001 .........................................................   $ 97,727,461
                                                                    ============

   2000 .........................................................   $111,054,420
                                                                    ============

   1999 .........................................................   $126,894,412
                                                                    ============

   1998 .........................................................   $124,866,267
                                                                    ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

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                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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                                                                   U.S. Postage
                                                                    P  A  I  D
                                                                  Columbus, Ohio
                                                                  Permit No.521
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company